Segments - Schedule of Revenue from External Customers by Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Total Revenue	$ 421,428	$ 139,153	$ 23,142
United States
Disclosure Of Operating Segments [Line Items]
Total Revenue	250,755	54,655	20
Italy
Disclosure Of Operating Segments [Line Items]
Total Revenue	65,659	24,098	5,993
United Kingdom
Disclosure Of Operating Segments [Line Items]
Total Revenue	56,282	39,936	5,373
Germany
Disclosure Of Operating Segments [Line Items]
Total Revenue	16,261	1,462	282
Colombia
Disclosure Of Operating Segments [Line Items]
Total Revenue	12,101	8,789	8,177
Sweden
Disclosure Of Operating Segments [Line Items]
Total Revenue	6,954	3,128	1,097
Netherlands
Disclosure Of Operating Segments [Line Items]
Total Revenue	2,610	101
Switzerland
Disclosure Of Operating Segments [Line Items]
Total Revenue	2,491	581	63
Brazil
Disclosure Of Operating Segments [Line Items]
Total Revenue	2,320	3,209	1,758
Japan
Disclosure Of Operating Segments [Line Items]
Total Revenue	2,251
Austria
Disclosure Of Operating Segments [Line Items]
Total Revenue	2,002	1,622	104
Spain
Disclosure Of Operating Segments [Line Items]
Total Revenue	1,014
Denmark
Disclosure Of Operating Segments [Line Items]
Total Revenue	98	1,354
Other
Disclosure Of Operating Segments [Line Items]
Total Revenue	$ 630	$ 218	$ 275